MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and MUFG Union Bank, N.A., as indenture trustee (the "Indenture Trustee"), the 2012-A Indenture Supplement, dated as of April 12, 2012, the 2012-C Indenture Supplement, dated as of July 19, 2012, the 2012-D Indenture Supplement, dated as of October 5, 2012, the 2013-A Indenture Supplement, dated as of February 20, 2013, the 2015-A Indenture Supplement, dated as of April 17, 2015, the 2015-B Indenture Supplement, dated as of August 21, 2015, the 2016-A Indenture Supplement, dated as of July 27, 2016, the 2016-B Indenture Supplement, dated as of September 22, 2016, the 2016-C Indenture Supplement, dated as of November 3, 2016, the 2017-A Indenture Supplement, dated as of May 22, 2017, the 2017-B Indenture Supplement, dated as of August 16, 2017, and the 2017-C Indenture Supplement, dated as of November 15, 2017 (each, an "Indenture Supplement"), Comenity Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance as of the Trust during the previous month. The information required to be prepared with respect to the Distribution Date of February 15, 2018 and with respect to the performance of the Trust during the month of January 2018 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplements.

Monthly Period:	Jan-18
Determination Date:	2/13/2018
Distribution Date:	2/15/2018
Number of Days in Period:	30
Number of Days in Month:	31
Record Date:	1/31/2018

I. DEAL PARAMETERS

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(a) Class A Initial Note Principal Balance	$412,500,000.00	$200,000,000.00	$350,000,000.00	$375,000,000.00	$360,000,000.00	$475,000,000.00	$650,000,000.00	$350,000,000.00	$350,000,000.00	$400,000,000.00	$400,000,000.00	$550,000,000.00
(b) Class M Initial Note Principal Balance	$20,625,000.00	$10,000,000.00	$17,500,000.00	$18,750,000.00	$31,250,000.00	$26,562,000.00	$32,500,000.00	$21,880,000.00	$21,875,000.00	$30,667,000.00	$30,264,000.00	$42,167,000.00
(c) Class B Initial Note Principal Balance	$26,125,000.00	$12,666,000.00	$22,166,000.00	$23,750,000.00	$31,250,000.00	$26,562,000.00	$41,166,000.00	$17,270,000.00	$17,270,000.00	$20,000,000.00	$14,474,000.00	$27,500,000.00
(d) Class C Initial Note Principal Balance	$68,750,000.00	$33,334,000.00	$58,334,000.00	$62,500,000.00	$57,500,000.00	$71,877,000.00	$108,334,000.00	$51,814,000.00	$51,809,000.00	$0.00	$0.00	$0.00
(e) Class D Initial Note Principal Balance	$22,000,000.00	$10,667,000.00	$18,667,000.00	$20,000,000.00	$20,000,000.00	$25,001,000.00	$34,667,000.00	$19,575,000.00	$19,573,000.00	$0.00	$0.00	$0.00
(f) Total Initial Note Principal Balance	$550,000,000.00	$266,667,000.00	$466,667,000.00	$500,000,000.00	$500,000,000.00	$625,002,000.00	$866,667,000.00	$460,539,000.00	$460,527,000.00	$450,667,000.00	$444,738,000.00	$619,667,000.00
(g) Initial Excess Collateral Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$82,667,000.00	$81,580,000.00	$113,667,000.00

(h) Class A Initial Note Principal Balance %	75.00%	75.00%	75.00%	75.00%	72.00%	76.00%	75.00%	76.00%	76.00%	75.00%	76.00%	75.00%
(i) Class M Initial Note Principal Balance %	3.75%	3.75%	3.75%	3.75%	6.25%	4.25%	3.75%	4.75%	4.75%	5.75%	5.75%	5.75%
(j) Class B Initial Note Principal Balance %	4.75%	4.75%	4.75%	4.75%	6.25%	4.25%	4.75%	3.75%	3.75%	3.75%	2.75%	3.75%
(k) Class C Initial Note Principal Balance %, if applicable	12.50%	12.50%	12.50%	12.50%	11.50%	11.50%	12.50%	11.25%	11.25%	0.00%	0.00%	0.00%
(l) Class D Initial Note Principal Balance %, if applicable	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.25%	4.25%	0.00%	0.00%	0.00%
(m) Excess Collateral Amount %	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	15.50%	15.50%	15.50%

(n) Required Retained Transferor Percentage	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
(o) Additional Minimum Transferor % (2% Nov-Jan; 0% otherwise)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

(p) LIBOR rate as of most recent reset day, if applicable					1.55945%
(q) Class A Note Interest Rate	3.14%	2.23%	2.15%	1.61%	0.00%	2.55%	2.03%	1.44%	1.72%	2.12%	1.98%	2.31%
(r) Class A Swap Rate, if applicable
(s) Class A Swap Rate plus Spread, if applicable
(t) Class A Margin, if applicable					0.48000%
(u) Class A Margin plus Libor, if applicable					2.03945%

(v) Class M Note Interest Rate	3.75%	3.32%	3.09%	2.25%	0.00%	0.00%	2.33%	1.55%	1.98%	2.30%	2.28%	2.66%
(w) Class M Swap Rate, if applicable
(x) Class M Swap Rate plus Spread, if applicable

(y) Class B Note Interest Rate	4.25%	3.57%	3.34%	2.50%	0.00%	0.00%	2.53%	1.65%	2.09%	2.50%	2.58%	2.85%
(z) Class B Swap Rate, if applicable
(aa) Class B Swap Rate plus Spread, if applicable

(ab) Class C Note Interest Rate, if applicable	5.00%	4.55%	4.00%	3.50%	0.00%	0.00%	2.83%	0.00%	0.00%	0.00%	0.00%	0.00%
(ac) Class C Swap Rate, if applicable
(ad) Class C Swap Rate plus Spread, if applicable

(ae) Class D Note Interest Rate, if applicable	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(af) Servicing Fee Percentage	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(a) Initial Collateral Amount	$550,000,000.00	$266,667,000.00	$466,667,000.00	$500,000,000.00	$500,000,000.00	$625,002,000.00	$866,667,000.00	$460,539,000.00	$460,527,000.00	$533,334,000.00	$526,318,000.00	$733,334,000.00
(b) Initial Excess Collateral Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$82,667,000.00	$81,580,000.00	$113,666,770.00

(c) Principal Payments made to Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Principal Accumulation Account Balances	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(f) Collateral Amount - End of Current Monthly Period	$550,000,000.00	$266,667,000.00	$466,667,000.00	$500,000,000.00	$500,000,000.00	$625,002,000.00	$866,667,000.00	$460,539,000.00	$460,527,000.00	$533,334,000.00	$526,318,000.00	$733,334,000.00
(g) Excess Collateral Amount - End of Current Monthly Period	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$82,667,000.00	$81,580,000.00	$113,666,770.00
(h) Required Excess Collateral Amount	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$82,667,000.00	$81,580,000.00	$113,666,770.00

(i) Beginning Class A Note Principal Balance	$412,500,000.00	$200,000,000.00	$350,000,000.00	$375,000,000.00	$360,000,000.00	$475,000,000.00	$650,000,000.00	$350,000,000.00	$350,000,000.00	$400,000,000.00	$400,000,000.00	$550,000,000.00
(j) Beginning Class M Note Principal Balance	$20,625,000.00	$10,000,000.00	$17,500,000.00	$18,750,000.00	$31,250,000.00	$26,562,000.00	$32,500,000.00	$21,880,000.00	$21,875,000.00	$30,667,000.00	$30,264,000.00	$42,167,000.00
(k) Beginning Class B Note Principal Balance	$26,125,000.00	$12,666,000.00	$22,166,000.00	$23,750,000.00	$31,250,000.00	$26,562,000.00	$41,166,000.00	$17,270,000.00	$17,270,000.00	$20,000,000.00	$14,474,000.00	$27,500,000.00
(l) Beginning Class C Note Principal Balance, if applicable	$68,750,000.00	$33,334,000.00	$58,334,000.00	$62,500,000.00	$57,500,000.00	$71,877,000.00	$108,334,000.00	$51,814,000.00	$51,809,000.00	$0.00	$0.00	$0.00
(m) Beginning Class D Note Principal Balance, if applicable	$22,000,000.00	$10,667,000.00	$18,667,000.00	$20,000,000.00	$20,000,000.00	$25,001,000.00	$34,667,000.00	$19,575,000.00	$19,573,000.00	$0.00	$0.00	$0.00
(n) Total Beginning Note Principal Balance	$550,000,000.00	$266,667,000.00	$466,667,000.00	$500,000,000.00	$500,000,000.00	$625,002,000.00	$866,667,000.00	$460,539,000.00	$460,527,000.00	$450,667,000.00	$444,738,000.00	$619,667,000.00

(o) Ending Class A Note Principal Balance	$412,500,000.00	$200,000,000.00	$350,000,000.00	$375,000,000.00	$360,000,000.00	$475,000,000.00	$650,000,000.00	$350,000,000.00	$350,000,000.00	$400,000,000.00	$400,000,000.00	$550,000,000.00
(p) Ending Class M Note Principal Balance	$20,625,000.00	$10,000,000.00	$17,500,000.00	$18,750,000.00	$31,250,000.00	$26,562,000.00	$32,500,000.00	$21,880,000.00	$21,875,000.00	$30,667,000.00	$30,264,000.00	$42,167,000.00
(q) Ending Class B Note Principal Balance	$26,125,000.00	$12,666,000.00	$22,166,000.00	$23,750,000.00	$31,250,000.00	$26,562,000.00	$41,166,000.00	$17,270,000.00	$17,270,000.00	$20,000,000.00	$14,474,000.00	$27,500,000.00
(r) Ending Class C Note Principal Balance, if applicable	$68,750,000.00	$33,334,000.00	$58,334,000.00	$62,500,000.00	$57,500,000.00	$71,877,000.00	$108,334,000.00	$51,814,000.00	$51,809,000.00	$0.00	$0.00	$0.00
(s) Ending Class D Note Principal Balance, if applicable	$22,000,000.00	$10,667,000.00	$18,667,000.00	$20,000,000.00	$20,000,000.00	$25,001,000.00	$34,667,000.00	$19,575,000.00	$19,573,000.00	$0.00	$0.00	$0.00
(t) Total Ending Note Principal Balance	$550,000,000.00	$266,667,000.00	$466,667,000.00	$500,000,000.00	$500,000,000.00	$625,002,000.00	$866,667,000.00	$460,539,000.00	$460,527,000.00	$450,667,000.00	$444,738,000.00	$619,667,000.00

(u) Allocation Percentage- Finance Charges Collections and Default Amounts	6.82%	3.31%	5.79%	6.20%	6.20%	7.75%	10.75%	5.71%	5.71%	6.61%	6.53%	9.09%
(v) Allocation Percentage- Principal Collections	6.82%	3.31%	5.79%	6.20%	6.20%	7.75%	10.75%	5.71%	5.71%	6.61%	6.53%	9.09%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$8,064,496,138.40

(b) Collection of Principal Receivables	$1,154,579,756.27
(c) Defaulted Receivables (principal charge-offs):	$63,903,118.76
(d) Dilution (Principal net of Debit Adjustments):	$109,271,819.31
(e) Sales (principal receivables generated):	$898,807,263.14
(f) Net (Removal)/Addition of Principal Receivables:	$0.00

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$7,635,548,707.20

(h) Recoveries of previously Charged-off Receivables:	$3,225,596.89

(i) Beginning of the Month Finance Charge Receivables	$342,309,029.21
(j) End of the Month Finance Charge Receivables	$354,095,151.40

IV.RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:
(a) Collections of Principal Receivables	$1,154,579,756.27
(b) Collections of Finance Charge Receivables	$227,276,577.31
(c) Total Collections (a+b).	$1,381,856,333.58
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	17.14%

DELINQUENCIES AND LOSSES:	PRINCIPAL	% OF PRINCIPAL		% OF
End of the month delinquencies:	RECEIVABLES	RECEIVABLES	ACCOUNTS	ACCOUNTS
(e) 1-30 days delinquent (CA1)	$444,464,526.25	5.82%	874,353	1.05%
(f) 31-60 days delinquent (CA2)	$162,399,203.00	2.13%	305,023	0.36%
(g) 61-90 days delinquent (CA3)	$108,125,730.99	1.42%	204,040	0.24%
(h) 91-120 days delinquent (CA4)	$78,986,127.80	1.03%	147,169	0.18%
(i) 121-150 days delinquent (CA5)	$69,176,474.78	0.91%	128,872	0.15%
(j) 151+ days delinquent (CA6)	$61,205,455.64	0.80%	115,335	0.14%

(k) Total delinquencies (e +f + g + h + i + j)	$924,357,518.46	12.11%	1,774,792	2.12%

(l) Total 60+ days delinquent	$317,493,789.21	4.16%
(m) Lowest Delinquency Trigger (all series)		9.50%
(n) Investor Requests for Communications		None

CHARGE-OFFS:
(o) Number of Charged-Off Accounts	121,149
(p) Gross Charge-Offs (principal charge-offs):	$63,903,118.76
(q) Number of Charged-Off Accounts with Recoveries	20,275
(r) Recoveries (includes principal, finance charges and fees)	$3,225,596.89
(s) Gross Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	10.04%
(ii) Prior Monthly Period	9.46%
(iii) Two Months Prior Monthly Period	8.86%
(iv) Three Months Prior Monthly Period	9.01%
(v) Three -Month Average	9.45%
(vi) Four-Month Average	9.34%
(t) Net Principal Charge-Offs (Gross Charge-Offs - recoveries)	$60,677,521.87
(u) Net Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	9.54%
(ii) Prior Monthly Period	7.63%
(iii) Two Months Prior Monthly Period	7.61%
(iv) Three Months Prior Monthly Period	7.71%
(v) Three -Month Average	8.26%
(vi) Four-Month Average	8.12%
(v) Average Net Charge Off (net principal charge-offs/number of charged-off accounts)	$500.85

V. TRANSFEROR INTEREST AND SELLER'S INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% otherwise)	2.00%

(c) Beginning Transferor's Amount	$675,441,138.40
(d) Ending Transferor's Amount (including Excess Funding/Principal Accounts)	$573,160,373.87
(e) Minimum Transferor's Amount	$458,132,922.43
(f) Excess Funding Account Balance at end of Monthly Period	$0.00
(g) Principal Accounts Balance at end of Monthly Period	-
(h) Sum of Principal Receivables, Excess Funding and Principal Accounts	$7,635,548,707.20
(i) Required Seller's Interst (as of the most recent RR measurement date)	$291,297,450.00
(j) Seller's Interest (as of the most recent RR measurement date)	$1,335,070,299.92

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

VI. TRUST ACCOUNT BALANCES AND EARNINGS

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C
BEGINNING ACCOUNT BALANCES:

(a) Finance Charge Account	$7,969,344.63	$3,689,001.35	$6,398,076.63	$6,630,535.87	$8,259,462.98	$8,484,719.28	$11,956,414.99	$5,869,970.58	$5,965,661.02	$7,143,609.86	$6,917,576.89	$5,769,013.77
(b) Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Reserve Account	$0.00	$0.00	$0.00	$2,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

ENDING ACCOUNT BALANCES:

(g) Finance Charge Account	$8,254,588.80	$3,827,301.73	$6,640,102.13	$6,889,848.74	$6,773,156.65	$8,659,145.26	$12,112,618.42	$6,108,817.97	$6,204,502.17	$7,334,903.00	$7,190,538.97	$10,193,242.57
(h) Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(j) Reserve Account	$0.00	$0.00	$0.00	$2,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

INTEREST AND EARNINGS:

(m) Interest and Earnings on Finance Charge Account	$9,656.47	$4,514.78	$7,844.43	$8,182.92	$8,928.44	$10,348.74	$14,496.53	$7,298.77	$7,396.37	$8,756.41	$8,552.43	$10,092.88
(n) Interest and Earnings on Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Interest and Earnings on Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Interest and Earnings on Reserve Account	$0.00	$0.00	$0.00	$2,553.51	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(q) Interest and Earnings on Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(r) Interest and Earnings on Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Interest and Earnings on Collection Account (allocated)	$24,530.41	$11,893.55	$20,813.70	$22,300.38	$22,300.38	$27,875.56	$38,654.00	$20,540.39	$20,539.85	$23,787.10	$23,474.18	$32,707.25

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

VII. ALLOCATION and APPLICATION of COLLECTIONS

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

APPLICATIONS OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$15,534,487.88	$7,531,715.18	$13,180,438.07	$14,124,219.53	$14,122,411.54	$17,652,259.07	$24,477,876.64	$13,006,917.56	$13,006,676.43	$15,063,157.20	$14,864,912.83	$20,709,886.91

(b) Class A Monthly Interest	$1,079,375.00	$371,666.67	$627,083.33	$503,125.00	$611,835.00	$1,009,375.00	$1,099,583.33	$420,000.00	$501,666.67	$706,666.67	$660,000.00	$1,058,750.00
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable

(d) Class M Monthly Interest	$64,453.13	$27,666.67	$45,062.50	$35,156.25	$0.00	$0.00	$63,104.17	$28,261.67	$36,093.75	$58,778.42	$57,501.60	$93,470.18
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable

(f) Class B Monthly Interest	$92,526.04	$37,681.35	$61,695.37	$49,479.17	$0.00	$0.00	$86,791.65	$23,746.25	$30,078.58	$41,666.67	$31,119.10	$65,312.50
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable

(h) Servicing Fee (Beginning Collateral Amount*2%/12)	$916,666.67	$444,445.00	$777,778.33	$833,333.33	$833,333.33	$1,041,670.00	$1,444,445.00	$767,565.00	$767,545.00	$888,890.00	$877,196.67	$1,222,223.33

(i) Class C Monthly Interest	$286,458.33	$126,391.42	$194,446.67	$182,291.67	$0.00	$0.00	$255,487.68	$0.00	$0.00	$0.00	$0.00	$0.00
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable

(k) Class D Monthly Interest	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(l) Investor Default Amounts	$4,358,203.50	$2,113,071.01	$3,697,872.28	$3,962,003.18	$3,962,003.18	$4,952,519.83	$6,867,474.83	$3,649,313.97	$3,649,218.88	$4,226,142.01	$4,170,547.18	$5,810,943.29
(m) Uncovered Dilution Amounts	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(o) Required to be Deposited into Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Required Reserve Account Amount, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(q) Required to be Deposited into the Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(r) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Other Payments Required to be made	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(t) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r-s)	$8,736,805.21	$4,410,793.06	$7,776,499.59	$8,558,830.93	$8,715,240.03	$10,648,694.24	$14,660,989.98	$8,118,030.67	$8,022,073.55	$9,141,013.43	$9,068,548.28	$12,459,187.61

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

APPLICATION OF PRINCIPAL COLLECTIONS:
	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(u) Investor Principal Collections	$78,742,534.57	$38,178,246.30	$66,811,895.23	$71,584,122.33	$71,584,122.33	$89,480,439.25	$124,079,193.10	$65,934,560.23	$65,932,842.21	$76,356,492.60	$75,352,024.20	$104,990,141.54

(v) Less Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(w) Plus Shared Principal Collections from other Principal Sharing Series	$0.00	$0.00	$0.00	428,415,877.67	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(x) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(y) Available Principal Collections (u+v+w+x)	$78,742,534.57	$38,178,246.30	$66,811,895.23	$500,000,000.00	$71,584,122.33	$89,480,439.25	$124,079,193.10	$65,934,560.23	$65,932,842.21	$76,356,492.60	$75,352,024.20	$104,990,141.54

(z) Deposits to Principal Accumulation Account	$0.00	$0.00	$0.00	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(aa) Monthly Principal applied for payments to the Class A Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ab) Monthly Principal applied for payments to the Class M Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ac) Monthly Principal applied for payments to the Class B Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ad) Monthly Principal applied for payments to the Class C Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ae) Shared Principal Collections applied to other Principal Sharing	$43,380,028.14	$21,032,767.22	$36,807,322.90	$-	$39,436,389.22	$37,883,475.02	$48,532,022.04	$25,657,269.45	$25,656,600.92	$29,712,780.34	$29,321,909.21	$40,855,059.05

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

VIII. INVESTOR CHARGE-OFFS

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(a) Investor Defaults and Uncovered Dilution	$4,358,203.50	$2,113,071.01	$3,697,872.28	$3,962,003.18	$3,962,003.18	$4,952,519.83	$6,867,474.83	$3,649,313.97	$3,649,218.88	$4,226,142.01	$4,170,547.18	$5,810,943.29
(b) Reimbursed from Available Funds	$4,358,203.50	$2,113,071.01	$3,697,872.28	$3,962,003.18	$3,962,003.18	$4,952,519.83	$6,867,474.83	$3,649,313.97	$3,649,218.88	$4,226,142.01	$4,170,547.18	$5,810,943.29
(c) Reimbursed from Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$4,358,203.50	$2,113,071.01	$3,697,872.28	$3,962,003.18	$3,962,003.18	$4,952,519.83	$6,867,474.83	$3,649,313.97	$3,649,218.88	$4,226,142.01	$4,170,547.18	$5,810,943.29
(e) Investor Charge-off (a - d)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

IX. YIELD and BASE RATE
	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C
Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	5.32%	4.54%	4.39%	3.85%	3.47%	3.94%	4.08%	3.23%	3.48%	3.82%	3.71%	3.99%
(b) Base Rate (prior month)	5.32%	4.54%	4.39%	3.85%	3.50%	3.94%	4.08%	3.23%	3.48%	3.82%	3.71%	3.99%
(c) Base Rate (2 months prior)	5.32%	4.54%	4.39%	3.85%	3.25%	3.94%	4.08%	3.23%	3.48%	3.82%	3.71%	3.06%

(d) 3 Month Average Base Rate	5.32%	4.54%	4.39%	3.85%	3.41%	3.94%	4.08%	3.23%	3.48%	3.82%	3.71%	3.68%

Gross Portfolio Yield
(Finance charge collections allocable to each series divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(e) Gross Portfolio Yield (current month)	33.89%	33.89%	33.89%	33.90%	33.89%	33.89%	33.89%	33.89%	33.89%	33.89%	33.89%	33.89%
(f) Gross Portfolio Yield (prior month)	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.26%	32.25%
(g) Gross Portfolio Yield (2 months prior)	32.15%	32.15%	32.15%	32.16%	32.15%	32.15%	32.15%	32.15%	32.15%	32.15%	32.15%	33.13%

(h) 3 Month Average Gross Portfolio Yield	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	32.77%	33.09%

Net Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(i) Net Portfolio Yield (current month)	24.38%	24.38%	24.38%	24.39%	24.38%	24.38%	24.38%	24.38%	24.38%	24.38%	24.38%	24.38%
(j) Net Portfolio Yield (prior month)	22.47%	22.46%	22.46%	22.47%	22.47%	22.46%	22.46%	22.46%	22.46%	22.46%	22.46%	22.46%
(k) Net Portfolio Yield (2 months prior)	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	22.78%	23.20%

(l) 3 Month Average Net Portfolio Yield	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.21%	23.35%

Excess Spread Percentage
(Net Portfolio Yield less Base Rate)

(m) Net Portfolio Adjusted Yield (current month)	19.06%	19.85%	20.00%	20.54%	20.92%	20.45%	20.30%	21.15%	20.90%	20.57%	20.68%	20.39%
(n) Net Portfolio Adjusted Yield (prior month)	17.14%	17.93%	18.08%	18.62%	18.96%	18.53%	18.38%	19.23%	18.98%	18.65%	18.76%	18.46%
(o) Net Portfolio Adjusted Yield (2 months prior)	17.45%	18.24%	18.39%	18.93%	19.53%	18.84%	18.69%	19.55%	19.30%	18.96%	19.07%	20.14%

(p) Net Portfolio Adjusted Yield (3 month average)	17.89%	18.67%	18.82%	19.36%	19.80%	19.27%	19.12%	19.98%	19.73%	19.39%	19.50%	19.66%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

X. PRINCIPAL ACCUMULATION ACCOUNT

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$0.00	$0.00	$0.00	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$0.00	$0.00	$0.00	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$0.00	$0.00	$0.00	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$0.00	$0.00	$0.00	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Cumulative Class D principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Class D Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$20,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Total Class D Principal deposited in the PAA (m + n)	$0.00	$0.00	$0.00	$20,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(p) Ending PAA balance (c + f + i +l + o)	$0.00	$0.00	$0.00	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2012-A, SERIES 2012-C, SERIES 2012-D, SERIES 2013-A, SERIES 2015-A, SERIES 2015-B, SERIES 2016-A, SERIES 2016-B, SERIES 2016-C, SERIES 2017-A, SERIES 2017-B and SERIES 2017-C

XI. PRINCIPAL REPAYMENT

	Series 2012-A	Series 2012-C	Series 2012-D	Series 2013-A	Series 2015-A	Series 2015-B	Series 2016-A	Series 2016-B	Series 2016-C	Series 2017-A	Series 2017-B	Series 2017-C

(a) Class A Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal Payments (to be paid on current distribution date)	$0.00	$0.00	$0.00	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal Paid (a + b)	$0.00	$0.00	$0.00	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal Payments (to be paid on current distribution date)	$0.00	$0.00	$0.00	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal Paid (d + e)	$0.00	$0.00	$0.00	$18,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal Payments (to be made on current distribution date)	$0.00	$0.00	$0.00	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal Paid (g + h)	$0.00	$0.00	$0.00	$23,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal Payments (to be made on current distribution date)	$0.00	$0.00	$0.00	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal Paid (j + k)	$0.00	$0.00	$0.00	$62,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Class D Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Class D Principal Payments (to be made on current distribution date)	$0.00	$0.00	$0.00	$20,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Total Class D Principal Paid (m + n)	$0.00	$0.00	$0.00	$20,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(p) Total Principal Paid (c + f + i + l + o)	$0.00	$0.00	$0.00	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

XII. SUPPLEMENTAL INFORMATION

Solely with respect to the Series 2017-A, 2017-B, and 2017-C Notes:

Comenity Bank (the “Bank”)  as “originator” for the purposes of those EU Retention Rules, will retain on an ongoing basis a material net economic interest that is not less than five percent of the nominal value of the securitized exposures with respect to the aforementioned Series Notes, in the form of a first loss tranche in accordance with the text of option (d) of each of Article 405(1) of the CRR, Article 51(1) of the AIFM Regulation and Article 254(2) of the Solvency II Regulation, by holding, through the Transferor (its wholly-owned subsidiary), the right to receive distributions in respect of the excess collateral amount relating to these Series Notes (the “Retained Interest”).

The Bank will not allow the Retained Interest to be subject to any credit risk mitigation, short position or other credit risk hedge or to be sold if, as a result, the bank would not retain a material net economic interest in an amount that is not less than five percent of the nominal value of the securitized exposures, except to the extent permitted in accordance with Article 405(1) of the CRR (as supplemented by Article 12 of the CRR Delegated Regulation), Article 51(1) of the AIFM Regulation and Article 254 of the Solvency II Regulation.

For purposes of the foregoing: (i) “AIFM Regulation” means Commission Delegated Regulation (EU) No. 231/2013, (ii) “CRR” means Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by the CRR Delegated Regulation, (iii) “EU Retention Rules” means: (a) Articles 404 – 410 (inclusive) of the CRR, (b) Articles 50 – 56 (inclusive) of the AIFM Regulation, and (c) Articles 254 – 257 (inclusive) of the Solvency II Regulation, each as in effect as of the date hereof, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the date hereof, and (iv) “Solvency II Regulation” means Commission Delegated Regulation (EU No. 2015/35).

Comenity Bank, as Servicer

By:	/s/ Randy J. Redcay
Name:	Randy J. Redcay
Title:	Chief Financial Officer